S000012077 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	171 Months Ended	265 Months Ended	314 Months Ended	385 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
C000122667 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.41%	15.14%	12.86%
Performance Inception Date					Nov. 08, 2012
C000122668 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.51%	15.20%	12.92%
Performance Inception Date					Nov. 08, 2012
C000253719 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.35%	15.06%	12.76%
Performance Inception Date	Oct. 02, 2024
C000032888 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.99%	13.42%	11.82%
Performance Inception Date								Nov. 01, 1998
C000032888 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.64%	11.25%	10.05%
Performance Inception Date								Nov. 01, 1998
C000032888 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.23%	10.34%	9.29%
Performance Inception Date								Nov. 01, 1998
C000032890 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.10%	13.91%	11.64%
Performance Inception Date							Dec. 09, 2002
C000032893 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.35%	15.06%	12.76%
Performance Inception Date									Dec. 14, 1992
C000094681 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.75%	14.49%	12.20%
Performance Inception Date						Sep. 27, 2010